Fair Value Measurements (Details) - Schedule of key inputs used in the valuation of the investor warrant liability - $ / shares				1 Months Ended	12 Months Ended
	Oct. 13, 2021	Mar. 25, 2021	Sep. 30, 2020	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price $ (in Dollars per share)	$ 0.01	$ 36.909	$ 36.91		$ 36.91	$ 36.91
Time to liquidation (years)	2 months 19 days	9 months	1 year 3 months	1 year	6 months	1 year
Risk free rate	0.05%	0.06%	0.01%	0.10%	0.19%	0.10%
Expected Volatility	59.65%	93.96%	118.40%	102.90%	62.67%	102.90%
Probability of initial public offering occurrence	60.00%	50.00%	50.00%		95.00%	50.00%
Probability of equity financing occurrence	40.00%	50.00%	50.00%		5.00%	50.00%
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price $ (in Dollars per share)					$ 0.01
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price $ (in Dollars per share)					$ 36.909